REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANTS LIABILITY (Tables) - Micromidas, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Fair Value of Redeemable Convertible Preferred Stock Warrants Liability

The following schedule rolls forward the fair value of the redeemable convertible preferred stock warrants liability:

	March 31, 2021	December 31, 2020
Balance at beginning of the year	$19,232,628	$734,830
Change in fair value of preferred stock warrants	48,109,271	18,497,798

Balance at end of the year	$67,341,899	$19,232,628

The following schedule rolls forward the fair value of the redeemable convertible preferred stock warrants liability during 2020 and 2019:

	2020	2019
Balance at beginning of the year	$734,830	$11,022,446
Change in fair value of preferred stock warrants	18,497,798	(10,287,616)

Balance at end of the year	$19,232,628	$734,830

Summary of Key Assumptions for Determining Fair Value of Redeemable Convertible Preferred Stock Warrants

A summary of key assumptions in the BSM for determining the fair value of redeemable convertible preferred stock warrants include:

December 31, 2020
Expected life (years)	3.00
Risk-free interest rate	0.17%
Expected volatility	70.00%
Dividend yield	0%

A summary of key assumptions for determining the fair value of redeemable convertible preferred stock warrants at December 31, 2020 and 2019 include:

	2020	2019
Expected life (years)	3.00	4.00
Risk-free interest rate	0.17%	1.66%
Expected volatility	70.00%	50.00%
Dividend yield	0%	0%